DEPOSITS FOR ACQUISITION (Details) ¥ in Thousands, £ in Thousands							3 Months Ended	12 Months Ended
	Sep. 02, 2019 CNY (¥)	Sep. 02, 2019 GBP (£)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2019 GBP (£)	May 20, 2019 CNY (¥)	Dec. 01, 2018 CNY (¥)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2019 GBP (£)	Aug. 31, 2018 CNY (¥)
Deposits For Acquisition [Line Items]
Payment for acquisition deposits								¥ 338,585		¥ 8,854
Bournemouth Collegiate School
Deposits For Acquisition [Line Items]
Total consideration						¥ 91,958
Percentage of equity interests acquired						100.00%
Guangyuan Lizhou District Kasijia Kindergarten
Deposits For Acquisition [Line Items]
Payment for acquisition deposits							¥ 5,137
Total consideration					¥ 5,500
STM and BIC
Deposits For Acquisition [Line Items]
Payment for acquisition deposits			¥ 333,348	£ 38,310				¥ 333,448	£ 38,310
Total consideration	¥ 352,699	£ 40,730
Percentage of equity interests acquired	100.00%	100.00%	100.00%	100.00%			100.00%	100.00%	100.00%